UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Money Market Fund

MFS® Government Money Market Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

2/29/08

MCM-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS MONEY MARKET FUND

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated A-1

Maturity breakdown (u)
0 - 29 days	47.7%
30 - 59 days	23.5%
60 - 89 days	18.1%
90 - 366 days	10.6%
Other Assets Less Liabilities	0.1%

MFS GOVERNMENT MONEY MARKET FUND

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated A-1

Maturity breakdown (u)
0 - 29 days	61.1%
30 - 59 days	17.5%
60 - 89 days	4.1%
90 - 366 days	17.0%
Other Assets Less Liabilities	0.3%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 2/29/08.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/29/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Tables – continued

MFS Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
Actual	0.35%	$1,000.00	$1,022.78	$1.76
Hypothetical (h)	0.35%	$1,000.00	$1,023.12	$1.76

MFS Government Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
Actual	0.53%	$1,000.00	$1,019.60	$2.66
Hypothetical (h)	0.53%	$1,000.00	$1,022.23	$2.66

(h)	5% fund return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS® MONEY MARKET FUND

Certificates of Deposit - 22.0%
Issuer	Shares/Par	Value ($)

Major Banks - 16.0%
Barclays Bank PLC, 3.15%, due 4/29/08	$51,246,000	$51,246,000
BNP Paribas, NY, 3.03%, due 5/20/08	29,255,000	29,255,000
BNP Paribas, NY, 3.65%, due 7/16/08	22,270,000	22,270,000
Royal Bank of Canada, 3.06%, due 3/14/08	51,550,000	51,550,000
Societe Generale, NY, 3.16%, due 4/11/08	51,937,000	51,937,000

		$206,258,000
Other Banks & Diversified Financials - 6.0%
DEPFA Bank PLC, 3.975%, due 4/14/08	$14,810,000	$14,810,000
Dexia Credit Local, NY, 4.19%, due 3/10/08	11,186,000	11,186,773
Fortis Bank, NY, 3.12%, due 3/14/08	51,550,000	51,550,000

		$77,546,773
Total Certificates of Deposit, at Amortized Cost and Value		$283,804,773

Commercial Paper - 68.0% (y)
Alcoholic Beverages - 1.0%
Anheuser-Busch Companies, Inc., 3.58%, due 4/21/08 (t)	$12,500,000	$12,436,603

Automotive - 2.9%
Toyota Motor Credit Corp., 2.95%, due 3/20/08	$2,309,000	$2,305,404
Toyota Motor Credit Corp., 4.68%, due 3/28/08	34,830,000	34,707,747

		$37,013,151
Brokerage & Asset Managers - 12.0%
Goldman Sachs Group, Inc., 2.9%, due 5/20/08	$51,576,000	$51,243,621
Merril Lynch & Co., 3.12%, due 4/18/08	854,000	850,447
Merrill Lynch & Co., Inc., 5%, due 3/20/08	50,982,000	50,847,464
Morgan Stanley, 4.8%, due 6/13/08	50,258,000	49,561,089
Morgan Stanley, 3.22%, due 6/27/08	1,885,000	1,865,105

		$154,367,726
Electrical Equipment - 3.3%
General Electric Co., 2.96%, due 3/28/08	$42,979,000	$42,883,587

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper - continued
Financial Institutions - 8.7%
American Express Credit Corp., 4.42%, due 3/20/08	$48,712,000	$48,598,366
American Express Credit Corp., 3.05%, due 3/28/08	3,288,000	3,280,479
American General Finance Corp., 3.05%, due 3/12/08	50,000,000	49,953,403
American General Finance Corp., 3.06%, due 3/19/08	1,898,000	1,895,096
General Electric Capital Corp., 4.65%, due 3/27/08	310,000	308,959
General Electric Capital Corp., 2.92%, due 5/06/08	8,143,000	8,099,408

		$112,135,711
Food & Beverages - 2.2%
Archer Daniels Midland Co., 2.92%, due 4/04/08 (t)	$439,000	$437,789
Archer Daniels Midland Co., 3.02%, due 6/26/08 - 6/27/08 (t)	28,555,000	28,272,636

		$28,710,425
Insurance - 2.5%
MetLife, Inc., 2.9%, due 4/04/08 (t)	$31,806,000	$31,718,887

Major Banks - 15.0%
Bank of America Corp., 4.37%, due 5/07/08	$49,700,000	$49,295,787
Bank of America Corp., 2.89%, due 5/30/08	1,819,000	1,805,858
Bank of Scotland PLC, 3.74%, due 5/16/08	17,192,000	17,056,260
JPMorgan Chase & Co., 3.2%, due 4/22/08	50,621,000	50,387,018
Natexis Banques Populaires U.S. Financial Co. LLC, 3.03%, due 3/14/08	23,651,000	23,625,122
Wells Fargo & Co., 2.97%, due 3/18/08	43,000	42,940
Wells Fargo & Co., 3.17%, due 3/18/08	51,287,000	51,210,226

		$193,423,211
Medical Equipment - 1.9%
Pfizer, Inc., 2.68%, due 8/06/08 (t)	$25,000,000	$24,705,944

Network & Telecom - 0.6%
AT&T, Inc., 2.72%, due 5/22/08 (t)	$7,499,000	$7,452,540

Other Banks & Diversified Financials - 17.9%
Calyon North America, Inc., 2.965%, due 4/07/08	$52,122,000	$51,963,165
Citigroup Funding, Corp., 3.08%, due 5/27/08	11,012,000	10,930,034
Citigroup Funding, Inc., 4.9%, due 3/26/08	40,553,000	40,415,007
DEPFA Bank PLC, 3.18%, due 4/25/08 (t)	36,000,000	35,825,100
Dexia Delaware LLC, 3.01%, 2008	6,976,000	6,965,501
ING America Insurance Holdings, Inc., 4.55%, due 3/10/08	15,254,000	15,236,649
Svenska Handelsbanken AB, 2.99%, due 5/12/08	50,000,000	49,701,000
Svenska Handelsbanken, Inc., 3.02%, due 3/28/08	1,500,000	1,496,603
UBS Finance Delaware LLC, 3.73%, due 5/16/08	9,419,000	9,344,831

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper - continued
Other Banks & Diversified Financials - continued
UBS Finance Delaware LLC, 3.155%, due 7/22/08	$8,209,000	$8,106,122

		$229,984,012
Total Commercial Paper, at Amortized Cost and Value		$874,831,797

Repurchase Agreements - 9.8%
Merrill Lynch, 3.2%, dated 2/29/08, due 3/03/08, total to be received $126,277,665 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$126,244,000	$126,244,000
Total Investments, at Amortized Cost and Value		$1,284,880,570

Other Assets, Less Liabilities - 0.2%		2,221,938
Net Assets - 100.0%		$1,287,102,508

See Portfolio Footnotes and Notes to Financial Statements

7

PORTFOLIO OF INVESTMENTS

At 2/29/08    (unaudited)

MFS® GOVERNMENT MONEY MARKET FUND

U.S. Government Agencies - 79.8% (y)
Issuer	Shares/Par	Value ($)

Fannie Mae, 2.88%, due 3/12/08	$1,000,000	$999,120
Fannie Mae, 2.871%, due 3/20/08	500,000	499,242
Fannie Mae, 2.68%, due 4/01/08	1,000,000	997,692
Fannie Mae, 2.85%, due 4/09/08	1,000,000	996,913
Fannie Mae, 3%, due 4/16/08	1,280,000	1,275,093
Fannie Mae, 2.68%, due 4/23/08	855,000	851,627
Fannie Mae, 4.15%, due 4/23/08	809,000	804,057
Fannie Mae, 2.7%, due 4/30/08	672,000	668,976
Fannie Mae, 4.1%, due 5/30/08	1,000,000	989,750
Fannie Mae, 4.02%, due 6/11/08	1,000,000	988,610
Farmer Mac, 2%, due 3/03/08	3,681,000	3,680,591
Farmer Mac, 2.9%, due 3/28/08	775,000	773,314
Farmer Mac, 2.9%, due 4/21/08	1,179,000	1,174,156
Federal Home Loan Bank, 1.953%, due 3/03/08	6,774,000	6,773,265
Federal Home Loan Bank, 2.845%, due 3/19/08	1,000,000	998,578
Federal Home Loan Bank, 4.23%, due 3/26/08	1,000,000	997,063
Federal Home Loan Bank, 3%, due 3/28/08	1,000,000	997,750
Federal Home Loan Bank, 2.951%, due 4/18/08	1,000,000	996,065
Federal Home Loan Bank, 4.14%, due 5/16/08	1,000,000	991,260
Federal Home Loan Bank, 2.55%, due 5/30/08	1,000,000	993,625
Freddie Mac, 4.23%, due 3/20/08	1,000,000	997,768
Freddie Mac, 4.15%, due 6/23/08	2,000,000	1,973,717
Freddie Mac, 2.521%, due 7/28/08	1,000,000	989,566
Freddie Mac, 2.5%, due 8/18/08	1,000,000	988,194
Total U.S. Government Agencies, at Amortized Cost and Value		$32,395,992

Repurchase Agreements - 19.9%
Merrill Lynch, 3.2%, dated 2/29/08, due 3/03/08, total to be received $8,085,155 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$8,083,000	$8,083,000
Total Investments, at Amortized Cost and Value		$40,478,992

Other Assets, Less Liabilities - 0.3%		133,448
Net Assets - 100.0%		$40,612,440

Portfolio Footnotes:

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

These statements represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$1,284,880,570
Cash	408
Receivable for fund shares sold	6,899,683
Interest receivable	656,697
Other assets	14,763
Total assets		$1,292,452,121
Liabilities
Distributions payable	$141,735
Payable for fund shares reacquired	4,848,648
Payable to affiliates
Management fee	10,519
Shareholder servicing costs	285,062
Administrative services fee	911
Payable for independent trustees’ compensation	39,814
Accrued expenses and other liabilities	22,924
Total liabilities		$5,349,613
Net assets		$1,287,102,508
Net assets consist of:
Paid-in capital	$1,287,235,142
Accumulated net realized gain (loss) on investments	(132,634)
Net assets		$1,287,102,508
Shares of beneficial interest outstanding		1,287,232,843
Net asset value per share (net assets of $1,287,102,508/ 1,287,232,843 shares of beneficial interest outstanding)		$1.00

See Notes to Financial Statements

9

Statements of Assets and Liabilities (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$32,395,992
Repurchase agreements, at cost and value	8,083,000
Total investments, at amortized cost and value	40,478,992
Cash	131
Receivable for fund shares sold	147,252
Interest receivable	718
Other assets	11,929
Total assets		$40,639,022
Liabilities
Distributions payable	$1,096
Payable for fund shares reacquired	15,526
Payable to affiliates
Management fee	328
Administrative services fee	96
Payable for independent trustees’ compensation	6,120
Accrued expenses and other liabilities	3,416
Total liabilities		$26,582
Net assets		$40,612,440
Net assets consist of:
Paid-in capital		$40,612,440
Shares of beneficial interest outstanding		40,612,437
Net asset value per share (net assets of $40,612,440/40,612,437 shares of beneficial interest outstanding)		$1.00

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 2/29/08 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by each fund’s operations.

MFS MONEY MARKET FUND

Net investment income
Interest income		$30,045,473
Expenses
Management fee	$2,660,295
Shareholder servicing costs	938,667
Administrative services fee	90,634
Independent trustees’ compensation	17,170
Custodian fee	70,238
Shareholder communications	20,119
Auditing fees	15,210
Legal fees	7,979
Miscellaneous	51,914
Total expenses		$3,872,226
Fees paid indirectly	(79,263)
Reduction of expenses by investment adviser	(1,735,992)
Net expenses		$2,056,971
Net investment income		$27,988,502

See Notes to Financial Statements

11

Statements of Operations (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Net investment income
Interest Income		$688,320
Expenses
Management fee	$79,501
Shareholder servicing costs	16,804
Administrative services fee	8,727
Independent trustees’ compensation	1,239
Custodian fee	4,274
Shareholder communications	4,853
Auditing fees	13,291
Legal fees	102
Registration fees	9,447
Miscellaneous	2,277
Total expenses		$140,515
Fees paid indirectly	(5,196)
Reduction of expenses by investment adviser	(55,720)
Net expenses		$79,599
Net investment income		$608,721

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

Change in net assets	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
From operations
Net investment income	$27,988,502	$55,456,394
Net realized gain (loss) on investments	—	(124,119)
Change in net assets from operations	$27,988,502	$55,332,275
Distributions declared to shareholders
From net investment income	$(27,988,502)	$(55,562,222)
Fund share (principal) transactions at net asset value of $1.00 per share
Net proceeds from sale of shares	$779,881,001	$1,444,602,867
Net asset value of shares issued to shareholders in reinvestment of distributions	26,450,856	52,514,383
Cost of shares reacquired	(758,700,898)	(1,199,100,737)
Change in net assets from fund share transactions	$47,630,959	$298,016,513
Total change in net assets	$47,630,959	$297,786,566
Net assets
At beginning of period	1,239,471,549	941,684,983
At end of period	$1,287,102,508	$1,239,471,549

See Notes to Financial Statements

13

Statements of Changes in Net Assets – continued

MFS GOVERNMENT MONEY MARKET FUND

Change in net assets	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
From operations
Net investment income	$608,721	$944,571
Distributions declared to shareholders
From net investment income	$(608,721)	$(946,849)
Fund share (principal) transactions at net asset value of $1.00 per share
Net proceeds from sale of shares	30,355,469	21,182,709
Net asset value of shares issued to shareholders in reinvestment of distributions	580,033	920,529
Cost of shares reacquired	(17,602,224)	(16,878,761)
Change in net assets from fund share transactions	$13,333,278	$5,224,477
Total change in net assets	$13,333,278	$5,222,199
Net assets
At beginning of period	27,279,162	22,056,963
At end of period	$40,612,440	$27,279,162

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
			2007		2006		2005		2004	2003

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05		$0.04		$0.02		$0.01	$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.02		$0.05		$0.04		$0.02		$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)		$(0.04)		$(0.02)		$(0.01)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	2.28	(n)	5.16		4.36		2.16		0.64	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.61		0.68		0.75		0.67	0.60
Expenses after expense reductions (f)	0.35	(a)	0.32		0.37		0.44		0.54	N/A
Net investment income	4.53	(a)	5.03		4.28		2.17		0.62	0.80
Net assets at end of period (000 Omitted)	$1,287,103		$1,239,472		$941,685		$768,871		$828,921	$2,123,459

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

15

Financial Highlights – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
			2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.04	$0.02	$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)	$(0.04)	$(0.02)	$(0.01)	$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.96	(n)	4.79	3.89	2.02	0.54	0.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.94	1.10	0.87	0.74	0.72
Expenses after expense reductions (f)	0.53	(a)	0.59	0.75	0.52	0.59	N/A
Net investment income	3.83	(a)	4.68	3.78	1.96	0.49	0.61
Net assets at end of period (000 Omitted)	$40,612		$27,279	$22,057	$24,414	$39,787	$132,888

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – Each fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

17

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the funds’ financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized

18

Notes to Financial Statements (unaudited) – continued

gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2007, there were no significant adjustments due to differences between book and tax accounting for either the MFS Money Market Fund or MFS Government Money Market Fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

	Money Market Fund	Government Money Market Fund
	8/31/07	8/31/07
Ordinary income (including any short-term capital gains)	$55,562,222	$946,849

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08	Money Market Fund	Government Money Market Fund
Cost of investments	$1,284,880,570	$40,478,992

As of 8/31/07
Undistributed ordinary income	$243,346	$10,657
Capital loss carryforwards	(8,515)	—
Post-October capital loss deferral	(124,119)	—
Other temporary differences	(243,346)	(10,657)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/11	$(8,329)
8/31/13	(151)
8/31/15	(35)
$(8,515)

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds.

19

Notes to Financial Statements (unaudited) – continued

Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.50%
Next $400 million of average daily net assets	0.45%
Next $300 million of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund’s management fee to 0.15% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 29, 2008, this waiver amounted to $1,733,284 and $55,651 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 29, 2008 for the MFS Money Market Fund and MFS Government Money Market Fund were $51,492 and $0, respectively.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee’s were $315,332 and $9,479, which equated to 0.0510% and 0.0596% annually of each fund’s average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $452,775 and $7,325 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Each fund may also pay shareholder servicing related costs directly to non-related parties.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS

20

Notes to Financial Statements (unaudited) – continued

fund-of-fund. For the six months ended February 29, 2008, these costs for the MFS Money Market Fund amounted to $146,073 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0147% and 0.0549% of each fund’s average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC. The funds have an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,359 and $522 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. This amount is included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $35,688 and $5,891 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $4,863 and $128 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,708 and $69 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown

21

Notes to Financial Statements (unaudited) – continued

as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, were as follows:

	Purchases	Sales
MFS Money Market	$5,311,855,527	$5,296,274,259
MFS Government Money Market	$434,640,107	$424,073,000

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 9% and 6%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Income Fund, and the MFS Lifetime 2020 Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the funds’ commitment fees were $3,035 and $57 and interest expense was $0 and $0 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in miscellaneous expense on the Statement of Operations.

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

23

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

OTC-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
International Game Technology	2.8%
Noble Corp.	2.7%
Williams Cos., Inc.	2.1%
VeriSign, Inc.	2.1%
Hess Corp.	2.1%
YUM! Brands, Inc.	2.1%
McAfee, Inc.	2.0%
Zimmer Holdings, Inc.	1.9%
Kroger Co.	1.9%
Loews Corp.	1.9%

Equity sectors
Technology	16.1%
Health Care	14.5%
Energy	11.7%
Industrial Goods & Services	8.9%
Leisure	8.6%
Financial Services	7.1%
Utilities & Communications	6.2%
Retailing	6.2%
Basic Materials	5.0%
Special Products & Services	4.9%
Consumer Staples	4.1%
Autos & Housing	2.5%
Transportation	1.2%

Percentages are based on net assets as of 2/29/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.29%	$1,000.00	$914.71	$6.14
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47
B	Actual	2.05%	$1,000.00	$911.09	$9.74
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
C	Actual	2.05%	$1,000.00	$911.14	$9.74
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
I	Actual	1.04%	$1,000.00	$915.39	$4.95
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
R	Actual	1.54%	$1,000.00	$913.78	$7.33
	Hypothetical (h)	1.54%	$1,000.00	$1,017.21	$7.72
R1	Actual	2.15%	$1,000.00	$910.81	$10.21
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
R2	Actual	1.70%	$1,000.00	$912.50	$8.08
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52
R3	Actual	1.64%	$1,000.00	$913.17	$7.80
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R4	Actual	1.40%	$1,000.00	$913.47	$6.66
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
R5	Actual	1.12%	$1,000.00	$914.06	$5.33
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
529A	Actual	1.65%	$1,000.00	$913.43	$7.85
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
529B	Actual	2.30%	$1,000.00	$910.05	$10.92
	Hypothetical (h)	2.30%	$1,000.00	$1,013.43	$11.51
529C	Actual	2.30%	$1,000.00	$910.17	$10.92
	Hypothetical (h)	2.30%	$1,000.00	$1,013.43	$11.51

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.53%, 1.54%, 1.30% and 1.05% for Class R2, Class R3, Class R4 and Class R5 shares respectively. The

Expense Table – continued

actual expenses paid during the period would have been approximately $7.30, $7.35, $6.21, and $5.01 and the hypothetical expenses paid during the period would have been approximately $7.70, $7.75, $6.54 and $5.29 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.05%. The actual expenses paid during the period would have been approximately $9.77 and the hypothetical expenses paid during the period would have been approximately $10.30.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.50%, 2.15% and 2.15% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $7.16, $10.25 and $10.25 and the hypothetical expenses paid during the period would have been approximately $7.54, $10.80 and $10.80 for Class 529A, Class 529B and Class 529C shares, respectively.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Goodrich Corp.	75,300	$4,460,016
Rockwell Collins, Inc.	65,700	3,869,730

		$8,329,746
Airlines - 0.3%
Copa Holdings S.A.	101,800	$3,675,998

Alcoholic Beverages - 1.1%
Molson Coors Brewing Co.	231,700	$12,502,532

Apparel Manufacturers - 1.6%
Coach, Inc. (a)	216,710	$6,570,647
Phillips-Van Heusen Corp.	292,282	10,671,216

		$17,241,863
Automotive - 1.7%
Autoliv, Inc.	133,810	$6,677,119
BorgWarner Transmission Systems, Inc.	96,900	4,177,359
Goodyear Tire & Rubber Co. (a)	275,100	7,455,210

		$18,309,688
Biotechnology - 2.5%
Genzyme Corp. (a)	187,830	$13,320,904
Invitrogen Corp. (a)	63,510	5,365,960
Millipore Corp. (a)	126,190	8,820,681

		$27,507,545
Brokerage & Asset Managers - 2.3%
Affiliated Managers Group, Inc. (a)(l)	81,402	$7,843,083
CME Group, Inc.	10,360	5,317,788
Legg Mason, Inc.	105,480	6,965,899
TD AMERITRADE Holding Corp. (a)	268,650	4,916,295

		$25,043,065
Business Services - 2.3%
Amdocs Ltd. (a)	477,520	$14,803,120
Satyam Computer Services Ltd., ADR	431,700	10,783,866

		$25,586,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.7%
Dish Network Corp., “A” (a)	274,610	$8,142,187

Chemicals - 1.1%
PPG Industries, Inc.	190,130	$11,784,257

Computer Software - 6.6%
McAfee, Inc. (a)	662,830	$22,052,354
Salesforce.com, Inc. (a)	125,980	7,523,526
Synopsys, Inc. (a)	863,350	20,038,354
VeriSign, Inc. (a)	672,750	23,411,700

		$73,025,934
Computer Software - Systems - 0.5%
Network Appliance, Inc. (a)	235,010	$5,080,916

Construction - 0.8%
Sherwin-Williams Co.	181,640	$9,405,319

Consumer Goods & Services - 2.6%
Apollo Group, Inc., “A” (a)	244,070	$14,981,017
New Oriental Education & Technology Group, Inc., ADR (a)	96,000	5,985,600
Priceline.com, Inc. (a)(l)	67,190	7,661,004

		$28,627,621
Electrical Equipment - 2.4%
Rockwell Automation, Inc.	347,000	$18,984,370
WESCO International, Inc. (a)	179,800	7,192,000

		$26,176,370
Electronics - 5.8%
Flextronics International Ltd. (a)	1,815,500	$18,409,170
Intersil Corp., “A”	792,130	18,432,865
MEMC Electronic Materials, Inc. (a)	118,060	9,005,617
National Semiconductor Corp.	516,860	8,512,684
ON Semiconductor Corp. (a)	553,890	3,323,340
SanDisk Corp. (a)	128,980	3,037,479
Varian Semiconductor Equipment Associates, Inc. (a)	101,830	3,439,817

		$64,160,972
Energy - Independent - 1.6%
CONSOL Energy, Inc.	179,900	$13,668,802
Peabody Energy Corp.	68,500	3,878,470

		$17,547,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 2.1%
Hess Corp.	250,423	$23,334,415

Engineering - Construction - 0.4%
Fluor Corp.	32,700	$4,553,475

Food & Beverages - 1.1%
General Mills, Inc.	123,900	$6,937,161
Pepsi Bottling Group, Inc.	161,180	5,481,732

		$12,418,893
Food & Drug Stores - 1.9%
Kroger Co.	872,612	$21,160,841

Gaming & Lodging - 3.6%
International Game Technology	679,940	$30,699,291
Royal Caribbean Cruises Ltd.	261,990	9,172,270

		$39,871,561
Health Maintenance Organizations - 3.4%
CIGNA Corp.	246,800	$11,002,344
Coventry Health Care, Inc. (a)	297,300	15,420,951
Humana, Inc. (a)	166,687	11,389,723

		$37,813,018
Insurance - 2.6%
Aspen Insurance Holdings Ltd.	247,240	$7,155,126
Genworth Financial, Inc., “A”	652,060	15,114,751
Max Capital Group Ltd.	225,800	6,263,692

		$28,533,569
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	347,800	$16,447,462

Machinery & Tools - 5.4%
Cummins, Inc.	298,540	$15,040,445
Eaton Corp.	249,810	20,142,180
Kennametal, Inc.	148,400	4,506,908
Timken Co.	679,820	20,482,977

		$60,172,510
Major Banks - 0.5%
UnionBanCal Corp.	116,300	$5,416,091

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.4%
Express Scripts, Inc. (a)	132,640	$7,839,024
Patterson Cos., Inc. (a)	206,700	7,275,840

		$15,114,864
Medical Equipment - 4.6%
Advanced Medical Optics, Inc. (a)	385,760	$8,826,189
Cooper Cos., Inc.	78,410	2,680,838
DENTSPLY International, Inc.	191,170	7,463,277
St. Jude Medical, Inc. (a)	244,400	10,504,312
Zimmer Holdings, Inc. (a)	284,500	21,420,005

		$50,894,621
Metals & Mining - 2.6%
Allegheny Technologies, Inc.	82,600	$6,389,110
Cleveland-Cliffs, Inc.	137,890	16,472,339
United States Steel Corp.	57,300	6,214,185

		$29,075,634
Natural Gas - Distribution - 0.8%
Questar Corp.	168,600	$9,315,150

Natural Gas - Pipeline - 2.8%
El Paso Corp.	415,500	$6,772,650
Williams Cos., Inc.	658,940	23,735,019

		$30,507,669
Network & Telecom - 1.8%
Juniper Networks, Inc. (a)	224,700	$6,026,454
QLogic Corp. (a)	852,700	13,515,295

		$19,541,749
Oil Services - 8.0%
Cameron International Corp. (a)	454,380	$19,302,062
National Oilwell Varco, Inc. (a)	189,100	11,780,930
Noble Corp.	606,120	29,790,798
Pride International, Inc.	221,700	7,857,048
TETRA Technologies, Inc. (a)	491,900	8,450,842
Transocean, Inc.	78,676	11,054,765

		$88,236,445
Other Banks & Diversified Financials - 1.7%
MasterCard, Inc. (l)	32,900	$6,251,000
Northern Trust Corp.	188,300	12,734,729

		$18,985,729

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Personal Computers & Peripherals - 1.4%
Nuance Communications, Inc. (a)(l)	954,060	$15,694,287

Pharmaceuticals - 2.6%
Allergan, Inc.	285,950	$16,936,819
Endo Pharmaceuticals Holdings, Inc. (a)	444,997	11,685,621

		$28,622,440
Printing & Publishing - 0.7%
Dun & Bradstreet Corp.	89,380	$7,806,449

Railroad & Shipping - 0.9%
Kirby Corp.	227,400	$10,251,192

Restaurants - 2.1%
YUM! Brands, Inc.	672,450	$23,165,903

Specialty Chemicals - 1.3%
Airgas, Inc.	117,600	$5,714,184
Praxair, Inc.	110,200	8,846,856

		$14,561,040
Specialty Stores - 2.7%
Advance Auto Parts, Inc.	141,700	$4,752,618
GameStop Corp., “A” (a)	253,990	10,759,016
Ross Stores, Inc.	195,400	5,441,890
TJX Cos., Inc.	295,900	9,468,800

		$30,422,324
Telephone Services - 0.9%
Embarq Corp.	248,622	$10,427,207

Tobacco - 1.9%
Loews Corp.	278,700	$20,983,323

Utilities - Electric Power - 1.7%
Constellation Energy Group, Inc.	80,970	$7,153,700
NRG Energy, Inc.	285,770	11,793,728

		$18,947,428
Total Common Stocks (Identified Cost, $1,085,991,352)		$1,074,423,560

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 1.3%
Issuer	Shares/Par	Value ($)

Citigroup Global Markets Inc., Repurchase Agreement, 3.1%, dated 2/29/08, due 3/03/08, total to be received $13,841,694 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account) at Cost and Net Asset Value	13,838,119	$13,838,119

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 3.421%, at Cost and Net Asset Value	25,942,535	$25,942,535
Total Investments (Identified Cost, $1,125,772,006)		$1,114,204,214

Other Assets, Less Liabilities - (0.6)%		(6,741,573)
Net Assets - 100.0%		$1,107,462,641

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $1,099,829,471)	$1,088,261,679
Underlying funds, at cost and value	25,942,535
Total Investments, at value including $12,772,077 of securities on loan (identified cost, $1,125,772,006)		$1,114,204,214
Receivable for investments sold	$7,714,998
Receivable for fund shares sold	486,980
Interest and dividends receivable	891,808
Other assets	15,152
Total assets		$1,123,313,152
Liabilities
Payable for fund shares reacquired	$1,374,101
Collateral for securities loaned, at value	13,838,119
Payable to affiliates
Management fee	47,061
Shareholder servicing costs	296,320
Distribution and service fees	16,608
Administrative services fee	822
Program manager fees	15
Retirement plan administration and services fees	57
Payable for independent trustees’ compensation	103,638
Accrued expenses and other liabilities	173,770
Total liabilities		$15,850,511
Net assets		$1,107,462,641
Net assets consist of:
Paid-in capital	$2,174,420,706
Unrealized appreciation (depreciation) on investments	(11,567,792)
Accumulated net realized gain (loss) on investments	(1,052,328,222)
Accumulated net investment loss	(3,062,051)
Net assets		$1,107,462,641
Shares of beneficial interest outstanding		119,242,197

Statement of Assets and Liabilities (unaudited) – continued

Class A shares:
Net assets	$312,349,687
Shares outstanding	33,465,724
Net asset value per share		$9.33
Offering price per share (100 / 94.25 × net asset value per share)		$9.90
Class B shares:
Net assets	$153,629,758
Shares outstanding	17,635,122
Net asset value and offering price per share		$8.71
Class C shares:
Net assets	$53,388,724
Shares outstanding	6,270,063
Net asset value and offering price per share		$8.51
Class I shares
Net assets	$557,340,907
Shares outstanding	58,526,475
Net asset value, offering price, and redemption price per share		$9.52
Class R shares:
Net assets	$655,605
Shares outstanding	71,132
Net asset value, offering price, and redemption price per share		$9.22
Class R1 shares:
Net assets	$2,883,058
Shares outstanding	332,175
Net asset value, offering price, and redemption price per share		$8.68
Class R2 shares
Net assets	$1,164,862
Shares outstanding	132,912
Net asset value, offering price, and redemption price per share		$8.76
Class R3 shares
Net assets	$6,683,771
Shares outstanding	730,692
Net asset value, offering price, and redemption price per share		$9.15
Class R4 shares
Net assets	$2,938,919
Shares outstanding	316,199
Net asset value, offering price, and redemption price per share		$9.29

Statement of Assets and Liabilities (unaudited) – continued

Class R5 shares
Net assets	$15,332,078
Shares outstanding	1,638,587
Net asset value, offering price, and redemption price per share		$9.36
Class 529A shares
Net assets	$667,169
Shares outstanding	72,702
Net asset value per share		$9.18
Offering price per share (100 / 94.25 × net asset value per share)		$9.74
Class 529B shares
Net assets	$182,610
Shares outstanding	21,225
Net asset value and offering price per share		$8.60
Class 529C shares
Net assets	$245,493
Shares outstanding	29,189
Net asset value and offering price per share		$8.41

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss

Income
Dividends	$4,476,901
Dividends from underlying funds	697,378
Interest	73,010
Total investment income		$5,247,289
Expenses
Management fee	$4,650,085
Distribution and service fees	1,731,157
Program manager fees	1,505
Shareholder servicing costs	1,387,725
Administrative services fee	91,416
Retirement plan administration and services fees	17,002
Independent trustees’ compensation	10,385
Custodian fee	110,592
Shareholder communications	67,493
Auditing fees	22,440
Legal fees	13,448
Miscellaneous	105,362
Total expenses		$8,208,610
Fees paid indirectly	(2,497)
Reduction of expenses by investment adviser	(2,774)
Net expenses		$8,203,339
Net investment loss		$(2,956,050)
Realized and unrealized gain (loss) on investments
Investment transactions in non-affiliated issuers	$48,956,975
Change in unrealized appreciation (depreciation)
Investments	$(150,263,859)
Net realized and unrealized gain (loss) on investments		$(101,306,884)
Change in net assets from operations		$(104,262,934)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07

Change in net assets
From operations
Net investment loss	$(2,956,050)	$(1,330,181)
Net realized gain (loss) on investments	48,956,975	123,784,996
Net unrealized gain (loss) on investments	(150,263,859)	119,457,269
Change in net assets from operations	$(104,262,934)	$241,912,084
Change in net assets from fund share transactions	$(99,262,943)	$(334,923,332)
Total change in net assets	$(203,525,877)	$(93,011,248)
Net assets
At beginning of period	1,310,988,518	1,403,999,766
At end of period (including accumulated net investment loss of $3,062,051 and $106,001, respectively)	$1,107,462,641	$1,310,988,518

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007		2006	2005	2004	2003

Net asset value, beginning of period	$10.20		$8.59		$8.88	$7.58	$7.43	$5.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.00	(w)	$(0.07)	$(0.07)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss) on investments	(0.85)		1.61		(0.22)	1.37	0.23	1.64
Total from investment operations	$(0.87)		$1.61		$(0.29)	$1.30	$0.15	$1.59
Net asset value, end of period	$9.33		$10.20		$8.59	$8.88	$7.58	$7.43
Total return (%) (r)(s)(t)	(8.53	)(n)	18.74		(3.27)	17.15	2.02 (b)	27.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.24		1.29	1.29	1.26	1.34
Expenses after expense reductions (f)	1.29	(a)	1.24		1.29	1.29	1.26	N/A
Net investment income (loss)	(0.45	)(a)	0.00	(w)	(0.73)	(0.84)	(0.98)	(0.76)
Portfolio turnover	49		91		122	67	94	120
Net assets at end of period (000 Omitted)	$312,350		$386,013		$515,048	$931,140	$1,092,443	$1,182,259

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.56		$8.10	$8.45	$7.26	$7.17	$5.68
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.07)	$(0.13)	$(0.13)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss) on investments	(0.79)		1.53	(0.22)	1.32	0.22	1.58
Total from investment operations	$(0.85)		$1.46	$(0.35)	$1.19	$0.09	$1.49
Net asset value, end of period	$8.71		$9.56	$8.10	$8.45	$7.26	$7.17
Total return (%) (r)(s)(t)	(8.89	)(n)	18.02	(4.14)	16.39	1.26 (b)	26.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	1.99	2.04	2.04	2.01	2.09
Expenses after expense reductions (f)	2.05	(a)	1.99	2.04	2.04	2.01	N/A
Net investment loss	(1.20	)(a)	(0.75)	(1.48)	(1.59)	(1.73)	(1.51)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$153,630		$213,884	$271,832	$384,712	$446,415	$498,021

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.34		$7.92	$8.26	$7.10	$7.01	$5.55
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.07)	$(0.12)	$(0.13)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss) on investments	(0.78)		1.49	(0.22)	1.29	0.22	1.55
Total from investment operations	$(0.83)		$1.42	$(0.34)	$1.16	$0.09	$1.46
Net asset value, end of period	$8.51		$9.34	$7.92	$8.26	$7.10	$7.01
Total return (%) (r)(s)(t)	(8.89	)(n)	17.93	(4.12)	16.34	1.28 (b)	26.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	1.99	2.04	2.04	2.01	2.09
Expenses after expense reductions (f)	2.05	(a)	1.99	2.04	2.04	2.01	N/A
Net investment loss	(1.20	)(a)	(0.76)	(1.48)	(1.59)	(1.73)	(1.51)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$53,389		$66,281	$80,563	$115,894	$139,797	$172,466

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.40		$8.73	$9.01	$7.67	$7.49	$5.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.04)	$(0.05)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.87)		1.65	(0.24)	1.39	0.24	1.65
Total from investment operations	$(0.88)		$1.67	$(0.28)	$1.34	$0.18	$1.62
Net asset value, end of period	$9.52		$10.40	$8.73	$9.01	$7.67	$7.49
Total return (%) (r)(s)	(8.46	)(n)	19.13	(3.11)	17.47	2.40 (b)	27.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	0.99	1.04	1.04	1.01	1.11
Expenses after expense reductions (f)	1.04	(a)	0.99	1.04	1.04	1.01	N/A
Net investment income (loss)	(0.19	)(a)	0.19	(0.46)	(0.58)	(0.72)	(0.53)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$557,341		$602,429	$485,841	$399,423	$270,934	$109,332

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$10.09		$8.51	$8.83	$7.55	$7.42	$5.64
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.02)	$(0.09)	$(0.09)	$(0.10)	$(0.05)
Net realized and unrealized gain (loss) on investments	(0.84)		1.60	(0.23)	1.37	0.23	1.83
Total from investment operations	$(0.87)		$1.58	$(0.32)	$1.28	$0.13	$1.78
Net asset value, end of period	$9.22		$10.09	$8.51	$8.83	$7.55	$7.42
Total return (%) (r)(s)	(8.62	)(n)	18.57	(3.62)	16.95	1.75 (b)	31.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.49	1.54	1.55	1.50	1.67	(a)
Expenses after expense reductions (f)	1.54	(a)	1.49	1.54	1.55	1.50	N/A
Net investment loss	(0.67	)(a)	(0.24)	(0.99)	(1.07)	(1.22)	(1.16	)(a)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$656		$3,454	$5,978	$12,904	$5,177	$2,039

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$9.53		$8.09	$8.44	$7.93
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments	(0.79)		1.52	(0.21)	0.57	(g)
Total from investment operations	$(0.85)		$1.44	$(0.35)	$0.51
Net asset value, end of period	$8.68		$9.53	$8.09	$8.44
Total return (%) (r)(s)	(8.92	)(n)	17.80	(4.15)	6.43	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.13	2.24	2.27	(a)
Expenses after expense reductions (f)	2.15	(a)	2.08	2.14	2.27	(a)
Net investment loss	(1.30	)(a)	(0.94)	(1.57)	(1.77	)(a)
Portfolio turnover	49		91	122	67
Net assets at end of period (000 Omitted)	$2,883		$1,366	$430	$210

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$9.60		$8.12	$8.45	$7.93
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.05)	$(0.10)	$(0.05)
Net realized and unrealized gain (loss) on investments	(0.80)		1.53	(0.23)	0.57	(g)
Total from investment operations	$(0.84)		$1.48	$(0.33)	$0.52
Net asset value, end of period	$8.76		$9.60	$8.12	$8.45
Total return (%) (r)(s)	(8.75	)(n)	18.23	(3.91)	6.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.82	1.93	1.98	(a)
Expenses after expense reductions (f)	1.70	(a)	1.74	1.80	1.98	(a)
Net investment loss	(0.87	)(a)	(0.61)	(1.21)	(1.45	)(a)
Portfolio turnover	49		91	122	67
Net assets at end of period (000 Omitted)	$1,165		$709	$382	$212

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$10.02		$8.46	$8.79	$7.54	$7.60
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.05)	$(0.10)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments	(0.83)		1.61	(0.23)	1.36	0.03
Total from investment operations	$(0.87)		$1.56	$(0.33)	$1.25	$(0.06)
Net asset value, end of period	$9.15		$10.02	$8.46	$8.79	$7.54
Total return (%) (r)(s)	(8.68	)(n)	18.44	(3.75)	16.58	(0.79	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.69	1.79	1.80	1.74	(a)
Expenses after expense reductions (f)	1.64	(a)	1.63	1.69	1.80	1.74	(a)
Net investment loss	(0.80	)(a)	(0.47)	(1.10)	(1.33)	(1.47	)(a)
Portfolio turnover	49		91	122	67	94
Net assets at end of period (000 Omitted)	$6,684		$3,594	$2,185	$1,126	$314

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$10.17		$8.57	$8.87	$8.31
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.02)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.85)		1.62	(0.23)	0.59	(g)
Total from investment operations	$(0.88)		$1.60	$(0.30)	$0.56
Net asset value, end of period	$9.29		$10.17	$8.57	$8.87
Total return (%) (r)(s)	(8.65	)(n)	18.67	(3.38)	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.39	1.43	1.45	(a)
Expenses after expense reductions (f)	1.40	(a)	1.39	1.43	1.45	(a)
Net investment loss	(0.56	)(a)	(0.16)	(0.79)	(0.93	)(a)
Portfolio turnover	49		91	122	67
Net assets at end of period (000 Omitted)	$2,939		$1,929	$1,899	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$10.24		$8.60	$8.88	$8.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.87)		1.62	(0.23)	0.59	(g)
Total from investment operations	$(0.88)		$1.64	$(0.28)	$0.57
Net asset value, end of period	$9.36		$10.24	$8.60	$8.88
Total return (%) (r)(s)	(8.59	)(n)	19.07	(3.15)	6.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.09	1.14	1.15	(a)
Expenses after expense reductions (f)	1.12	(a)	1.09	1.14	1.15	(a)
Net investment income (loss)	(0.28	)(a)	0.16	(0.54)	(0.63	)(a)
Portfolio turnover	49		91	122	67
Net assets at end of period (000 Omitted)	$15,332		$30,102	$38,641	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.05		$8.49	$8.81	$7.54	$7.40	$5.83
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.04)	$(0.10)	$(0.10)	$(0.11)	$(0.07)
Net realized and unrealized gain (loss) on investments	(0.83)		1.60	(0.22)	1.37	0.25	1.64
Total from investment operations	$(0.87)		$1.56	$(0.32)	$1.27	$0.14	$1.57
Net asset value, end of period	$9.18		$10.05	$8.49	$8.81	$7.54	$7.40
Total return (%) (r)(s)(t)	(8.66	)(n)	18.37	(3.63)	16.84	1.89 (b)	26.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.59	1.64	1.64	1.60	1.73
Expenses after expense reductions (f)	1.65	(a)	1.59	1.64	1.64	1.60	N/A
Net investment loss	(0.80	)(a)	(0.40)	(1.06)	(1.18)	(1.32)	(1.18)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$667		$771	$667	$591	$345	$123

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.45		$8.03	$8.39	$7.23	$7.16	$5.68
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.09)	$(0.15)	$(0.15)	$(0.15)	$(0.11)
Net realized and unrealized gain (loss) on investments	(0.78)		1.51	(0.21)	1.31	0.22	1.59
Total from investment operations	$(0.85)		$1.42	$(0.36)	$1.16	$0.07	$1.48
Net asset value, end of period	$8.60		$9.45	$8.03	$8.39	$7.23	$7.16
Total return (%) (r)(s)(t)	(8.99	)(n)	17.68	(4.29)	16.04	0.98 (b)	26.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.23	2.29	2.29	2.25	2.36
Expenses after expense reductions (f)	2.30	(a)	2.23	2.28	2.29	2.25	N/A
Net investment loss	(1.45	)(a)	(1.03)	(1.71)	(1.83)	(1.97)	(1.78)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$183		$199	$185	$158	$129	$55

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class 529C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.24		$7.85	$8.21	$7.07	$6.99	$5.55
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.08)	$(0.14)	$(0.14)	$(0.15)	$(0.10)
Net realized and unrealized gain (loss) on investments	(0.76)		1.47	(0.22)	1.28	0.23	1.54
Total from investment operations	$(0.83)		$1.39	$(0.36)	$1.14	$0.08	$1.44
Net asset value, end of period	$8.41		$9.24	$7.85	$8.21	$7.07	$6.99
Total return (%) (r)(s)(t)	(8.98	)(n)	17.71	(4.38)	16.12	1.14 (b)	25.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.24	2.29	2.29	2.26	2.36
Expenses after expense reductions (f)	2.30	(a)	2.24	2.29	2.29	2.26	N/A
Net investment loss	(1.44	)(a)	(0.94)	(1.71)	(1.82)	(1.97)	(1.78)
Portfolio turnover	49		91	122	67	94	120
Net assets at end of period (000 Omitted)	$245		$257	$350	$329	$183	$86

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirect, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio was less than $0.01 and 0.01%, respectively.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors,

Notes to Financial Statements (unaudited) – continued

on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Notes to Financial Statements (unaudited) – continued

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized

Notes to Financial Statements (unaudited) – continued

gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2007.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$1,125,903,360
Gross appreciation	$87,801,820
Gross depreciation	(99,500,966)
Net unrealized appreciation (depreciation)	$(11,699,146)

As of 8/31/07
Capital loss carryforwards	$(1,101,076,192)
Other temporary differences	(183,652)
Net unrealized appreciation (depreciation)	138,564,713

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/11	$(1,101,076,192)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended

Notes to Financial Statements (unaudited) – continued

February 29, 2008, the fund’s average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,790 and $274 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$448,642
Class B	0.75%	0.25%	1.00%	1.00%	938,863
Class C	0.75%	0.25%	1.00%	1.00%	305,967
Class R	0.25%	0.25%	0.50%	0.50%	3,512
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	9,522
Class R2	0.25%	0.25%	0.50%	0.50%	2,704
Class R3	0.25%	0.25%	0.50%	0.50%	14,662
Class R4	—	0.25%	0.25%	0.25%	3,696
Class 529A	0.25%	0.25%	0.50%	0.35%	1,309
Class 529B	0.75%	0.25%	1.00%	1.00%	991
Class 529C	0.75%	0.25%	1.00%	1.00%	1,289
Total Distribution and Service Fees					$1,731,157

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75% and the total distribution plan rate will be 1.00%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A service fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent

Notes to Financial Statements (unaudited) – continued

deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$1,133
Class B	$89,791
Class C	$1,912
Class 529B	$2
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2008, were as follows:

Amount
Class 529A	$935
Class 529B	248
Class 529C	322
Total Program Manager Fees	$1,505

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $285,551, which equated to 0.0462% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $667,105. The fund may also pay shareholder servicing related costs directly to non-related parties.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $435,069 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to the annual effective rate of 0.0148% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/1/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	0.35%	$4,443
Class R2	0.25%	—	0.16%	848
Class R3	0.15%	—	0.09%	2,726
Class R4	0.15%	—	0.10%	1,483
Class R5	0.10%	—	0.07%	7,502
Total Retirement Plan Administration and Services Fees				$17,002

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,045. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $5,685. Both amounts are included in independent trustees’ compensation for the six months ended February 29, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $99,289 at February 29, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $4,984 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,774, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $595,754,710 and $722,311,440, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,709,120	$59,129,577	8,526,809	$82,960,908
Class B	388,668	3,457,746	1,266,449	11,530,843
Class C	327,922	2,979,884	545,518	4,863,749
Class I	2,988,758	29,713,630	4,705,472	45,111,567
Class R	63,896	640,046	97,995	938,433
Class R1	218,498	2,105,563	188,757	1,736,993
Class R2	85,678	830,977	80,146	748,603
Class R3	488,034	4,915,339	487,021	4,762,974
Class R4	202,556	2,084,766	369,159	3,573,690
Class R5	105,975	1,058,927	659,238	6,487,305
Class 529A	5,815	58,344	10,633	104,192
Class 529B	1,579	14,571	3,112	27,897
Class 529C	2,716	23,804	4,466	40,463
	10,589,215	$107,013,174	16,944,775	$162,887,617
Shares reacquired
Class A	(10,069,374)	$(102,213,324)	(30,685,186)	$(293,023,094)
Class B	(5,124,089)	(48,316,341)	(12,436,868)	(112,998,024)
Class C	(1,150,786)	(10,637,692)	(3,622,877)	(31,880,112)
Class I	(2,389,451)	(24,106,923)	(2,439,108)	(24,575,684)
Class R	(335,163)	(3,435,397)	(458,126)	(4,355,071)
Class R1	(29,676)	(279,450)	(98,544)	(909,211)
Class R2	(26,597)	(245,340)	(53,316)	(488,055)
Class R3	(116,053)	(1,145,964)	(386,468)	(3,798,866)
Class R4	(76,095)	(771,395)	(401,024)	(3,901,113)
Class R5	(1,408,347)	(15,004,836)	(2,212,030)	(21,533,039)
Class 529A	(9,803)	(96,202)	(12,548)	(116,226)
Class 529B	(1,358)	(11,758)	(5,170)	(47,554)
Class 529C	(1,330)	(11,495)	(21,246)	(184,900)
	(20,738,122)	$(206,276,117)	(52,832,511)	$(497,810,949)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	(4,360,254)	$(43,083,747)	(22,158,377)	$(210,062,186)
Class B	(4,735,421)	(44,858,595)	(11,170,419)	(101,467,181)
Class C	(822,864)	(7,657,808)	(3,077,359)	(27,016,363)
Class I	599,307	5,606,707	2,266,364	20,535,883
Class R	(271,267)	(2,795,351)	(360,131)	(3,416,638)
Class R1	188,822	1,826,113	90,213	827,782
Class R2	59,081	585,637	26,830	260,548
Class R3	371,981	3,769,375	100,553	964,108
Class R4	126,461	1,313,371	(31,865)	(327,423)
Class R5	(1,302,372)	(13,945,909)	(1,552,792)	(15,045,734)
Class 529A	(3,988)	(37,858)	(1,915)	(12,034)
Class 529B	221	2,813	(2,058)	(19,657)
Class 529C	1,386	12,309	(16,780)	(144,437)
	(10,148,907)	$(99,262,943)	(35,887,736)	$(334,923,332)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Growth Allocation Fund were the owners of record of approximately 10%, 16% and 23%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $3,614 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	—	256,420,648	(230,478,113)	25,942,535

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$697,378	$25,942,535

(8)	Subsequent Event

On October 23, 2007 the Board of Trustees approved, on or about April 18, 2008, the conversion of Class R shares and Class R2 shares into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Mid Cap Growth Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	1,773,786.85
Against	0.00
Abstain	201,746.94

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST IV

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.